Supplemental Cash Flow information - Summary of Payments Made During Period and Transactions Not Affecting Cash and Cash Equivalents (Detail) - Inventory [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-cash financing and investing transactions
Acquisition of inventories through assumption of financing		$ 0.0	$ 14.1
Write off on Property, plant and equipment by transfer to pool parts inventory	$ (27.2)	(23.2)	(18.2)
Property, plant and equipment, transfer for providing for the sale of inventory		0.0	(38.4)
Non-controlling purchase options		$ 0.0	$ 22.2